UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           ---------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           ---------------------------------------------

Form  13F  File  Number:  028-07476
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                      2/07/2002
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           66
                                              -----------

Form  13F  Information  Table  Value  Total:  $   175,215
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABBOTT LABORATORIES            COM              002824100     1516   27200 SH       Sole                 0      0  27200
AMERICAN EXPRESS COMPANY       COM              025816109      743   20820 SH       Sole                 0      0  20820
AMERICAN HOME PRODUCTS CORP    COM              026609107     1957   31900 SH       Sole             10000      0  21700
AMERICAN INTERNATIONAL GROUP I COM              026874107     8625  108626 SH       Sole                 0   1548 106278
AMGEN INC                      COM              031162100      420    7450 SH       Sole              5000      0   2450
AOL TIME WARNER INC            COM              00184a105      193    6025 SH       Sole                 0      0   5575
APPLERA CORP COM APPLIED BIOSY COM              00846u9b9      573   14600 SH       Sole                 0      0  14600
APPLERA CORP COM CELERA GENOMI COM              038020202     4300  161105 SH       Sole             15000   1950 142755
APPLIED MATERIALS INC          COM              038222105      257    6400 SH       Sole                 0      0   6400
ARMOR HOLDINGS INC             COM              042260109     5487  203300 SH       Sole                 0   2700 200000
BANK OF AMER CORP              COM              060505104      479    7611 SH       Sole              4000      0   3611
BOEING CO                      COM              097023105      477   12300 SH       Sole                 0      0  11900
BRISTOL MYERS SQUIBB CO        COM              110122108     2870   56266 SH       Sole                 0      0  56266
CHEVRONTEXACO CORP             COM              166764100      597    6658 SH       Sole                 0      0   6658
CISCO SYSTEMS INC              COM              17275R102     3350  184962 SH       Sole                 0      0 183962
CITIGROUP INC                  COM              172967101     6989  138454 SH       Sole              8900      0 128054
COMCAST CORP CL A SPECIAL      COM              200300200     6441  178925 SH       Sole                 0   3150 174175
DEERE & CO                     COM              244199105      485   11118 SH       Sole                 0      0  11118
DOW CHEMICAL CO                COM              260543103      299    8853 SH       Sole                 0      0   8853
E I DUPONT DE NEMOURS & CO     COM              263534109      102    2400 SH       Sole                 0      0   2400
ELI LILLY & CO                 COM              532457108      251    3200 SH       Sole                 0      0   3200
EMERSON ELECTRIC CO            COM              291011104      921   16126 SH       Sole              5000      0  11126
EXXON MOBIL CORP               COM              30231g102     5786  147214 SH       Sole                 0      0 146414
GENERAL ELECTRIC CO            COM              369604103    13845  345428 SH       Sole                 0   2400 341578
GENERAL MILLS INC              COM              370334104      499    9600 SH       Sole                 0      0   9600
GENERAL MOTORS CORPORATION     COM              370442105     1997   41092 SH       Sole             13000      0  27192
GILLETTE COMPANY               COM              375766102      701   21000 SH       Sole                 0      0  21000
HEWLETT PACKARD CO             COM              428236103     1935   94190 SH       Sole                 0   2100  90790
HOME DEPOT INC                 COM              437076102     8213  161013 SH       Sole                 0   1550 158363
HONEYWELL INTL INC             COM              438516106     4258  125900 SH       Sole             17000   2600 105100
INTEL CORPORATION              COM              458140100     6719  213630 SH       Sole             11600   2420 197910
INTERNATIONAL BUSINESS MACHINE COM              459200101     2307   19074 SH       Sole                 0      0  18574
J P MORGAN CHASE & CO          COM              46625h100     7894  217159 SH       Sole             13000   2850 199714
JOHNSON & JOHNSON INC          COM              478160104     2183   36944 SH       Sole                 0      0  36144
LUCENT TECHNOLOGIES            COM              549463107      188   29824 SH       Sole             13000      0  16824
MCDONALDS CORPORATION          COM              580135101      945   35700 SH       Sole                 0      0  35700
MELLON FINL CORP               COM              58551a108     1020   27100 SH       Sole             13000      0  13800
MERCK & COMPANY INC            COM              589331107    11701  198998 SH       Sole              8500   2000 187398
MICROSOFT CORPORATION          COM              594918104     4818   72705 SH       Sole                 0      0  72305
MINNESOTA MINING & MFG CO      COM              604059105     7586   64171 SH       Sole                 0   1200  62371
NEXTEL COMMUNICATIONS INC CL A COM              65332V103     2914  265890 SH       Sole                 0   4700 259140
OCEAN ENERGY INC TEX (NEW)     COM              67481e106      860   44800 SH       Sole             23000      0  21800
PEPSICO INCORPORATED           COM              713448108      813   16700 SH       Sole                 0      0  16700
PFIZER INC                     COM              717081103     3684   92435 SH       Sole                 0      0  91635
PHARMACIA CORP                 COM              71713u102      989   23200 SH       Sole              8900      0  14100
PHILIP MORRIS COMPANIES INC    COM              718154107     1605   35004 SH       Sole                 0      0  35004
PROCTER & GAMBLE COMPANY       COM              742718109      332    4200 SH       Sole                 0      0   4200
ROYAL DUTCH PETROLEUM CO NY RE COM              780257804      405    8272 SH       Sole                 0      0   8272
SBC COMMUNICATIONS INC         COM              78387g103      555   14181 SH       Sole                 0      0  14181
SCHERING PLOUGH CORP           COM              806605101      544   15200 SH       Sole                 0      0  15200
SCHWAB CHARLES CORP            COM              808513105      326   21061 SH       Sole                 0      0  21061
SEALED AIR CORP NEW            COM              81211k100      580   14200 SH       Sole                 0      0  14200
ST PAUL COMPANIES INC          COM              792860108      106    2400 SH       Sole                 0      0   2400
SYSCO CORP                     COM              871829107      286   10890 SH       Sole                 0      0  10890
TEXAS INSTRUMENTS INC          COM              882508104      711   25400 SH       Sole             13000      0  12300
THE COCA COLA COMPANY          COM              191216100     5068  107479 SH       Sole                 0   1550 104729
THE WALT DISNEY COMPANY        COM              254687106     6068  292858 SH       Sole                 0   3900 287858
UNITED TECHNOLOGIES CORP       COM              913017109     8227  127300 SH       Sole             10000   1700 114400
VALUE LINE INC                 COM              920437100     4593   94750 SH       Sole                 0   1200  93150
VERIZON COMMUNICATIONS         COM              92343v104      501   10550 SH       Sole                 0      0  10550
VIACOM INC-CL B                COM              925524308      391    8861 SH       Sole                 0      0   8861
WAL MART STORES INC            COM              931142103      645   11200 SH       Sole                 0      0  11200
BP P L C SPONSORED ADR {FRM AM                  055622104      590   12693 SH       Sole                 0      0  12693
GLAXO SMITHKLINE PLC SPONSORED                  37733w105      259    5200 SH       Sole                 0      0   5200
DIAMONDS TRUST-UNIT SERIES 1                    252787106     2144   21500 SH       Sole             15000      0   6500
NASDAQ 100 SHARES UNIT SER 1                    631100104     2092   53500 SH       Sole             38000      0  15500